Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Compass Digital Acquisition Corp [Member]	Common Stock [Member] Key Mining Corp [Member]	Class A Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Class B Ordinary Shares [Member] Compass Digital Acquisition Corp [Member]	Additional Paid-in Capital [Member] Compass Digital Acquisition Corp [Member]	Additional Paid-in Capital [Member] Key Mining Corp [Member]	Stock and Warrants to Issued [Member] Compass Digital Acquisition Corp [Member]	Stock and Warrants to Issued [Member] Key Mining Corp [Member]	Retained Earnings [Member] Compass Digital Acquisition Corp [Member]	Retained Earnings [Member] Key Mining Corp [Member]	Total Shareholders Deficit [Member] Compass Digital Acquisition Corp [Member]	Total Shareholders Deficit [Member] Key Mining Corp [Member]
Balance at Dec. 31, 2022		$ 39,379		$ 531		$ 7,687,008		$ 198,250	$ (8,356,114)	$ (4,295,441)	$ (8,355,583)	$ 3,629,196
Balance, shares at Dec. 31, 2022		39,380,400		5,310,122
Accretion of Class A Ordinary Shares to redemption amount					3,853,099				2,126,297		(1,726,802)
Net loss									4,386,322	(5,530,199)	4,386,322	(5,530,199)
Allocation of Polar Capital Investment payable proceeds to equity instrument					409,091						409,091
Conversion of Class B Ordinary Shares to Class A Ordinary Shares			$ 60	$ (60)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares, shares			600,000	(600,000)
Fair value of Ordinary Shares issued in satisfaction of professional legal fees									523,000		523,000
Return of excess contribution capital to Legacy Sponsor									(49,093)		(49,093)
Fair value of Class B Ordinary Shares issued pursuant to Non-Redemption Agreements					3,444,008						3,444,008
Common stock issued for cash at $0.25 per share		$ 10				2,490		(2,500)
Common stock units to be issued for officers’ and directors’ fees		$ 976				134,720						135,696
Common stock issued for cash at $0.25 per share, shares		10,000
Common stock to be issued for services, shares		976,228
Common stock units to be issued for cash at $0.25		$ 12,600				2,727,900		(195,750)				2,544,750
Common stock units issued for cash at $0.25, shares		12,600,000
Common stock issued for acquisition of company		$ 17,500				2,415,000						2,432,500
Common stock issued for acquisition of company, shares		17,500,000
Common stock issued doe to exercise of warrants, net of issuance costs		$ 6,757				2,729,243						2,736,000
Common stock issued doe to exercise of warrants, net of issuance costs, shares		6,755,760
Stock options issued for mineral interest						114,566						114,566
Stock based compensation						56,758						56,758
Balance at Dec. 31, 2023		$ 77,222	$ 60	$ 471		15,867,685			(1,369,588)	(9,825,640)	(1,369,057)	6,119,267
Balance, shares at Dec. 31, 2023		77,222,388	600,000	4,710,122
Accretion of Class A Ordinary Shares to redemption amount					(204,549)				(427,418)		(631,967)
Net loss									(113,190)	(1,002,848)	(113,190)	(1,002,848)
Allocation of Polar Capital Investment payable proceeds to equity instrument					204,549						204,549
Balance at Mar. 31, 2024		$ 77,222	$ 60	$ 471		15,867,685			(1,910,196)	(10,828,488)	(1,909,665)	5,116,419
Balance, shares at Mar. 31, 2024		77,222,388	600,000	4,710,122
Balance at Dec. 31, 2023		$ 77,222	$ 60	$ 471		15,867,685			(1,369,588)	(9,825,640)	(1,369,057)	6,119,267
Balance, shares at Dec. 31, 2023		77,222,388	600,000	4,710,122
Common stock to be issued for services, shares		210,000
Balance at Sep. 30, 2024		$ 77,222	$ 320	$ 211		15,867,685		959,583	(6,207,087)	(13,429,234)	(6,206,556)	3,475,256
Balance, shares at Sep. 30, 2024		77,222,388	3,200,000	2,110,122
Balance at Dec. 31, 2023		$ 77,222	$ 60	$ 471		15,867,685			(1,369,588)	(9,825,640)	(1,369,057)	6,119,267
Balance, shares at Dec. 31, 2023		77,222,388	600,000	4,710,122
Accretion of Class A Ordinary Shares to redemption amount					(613,640)				(1,314,469)		(1,928,109)
Net loss									(3,545,486)	(4,397,779)	(3,545,486)	(4,397,779)
Allocation of Polar Capital Investment payable proceeds to equity instrument					613,640						613,640
Conversion of Class B Ordinary Shares into Class A Ordinary Shares			$ 260	$ (260)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares, shares			2,600,000	(2,600,000)
Common stock issued for cash at $0.25 per share		1,706,997
Common stock units to be issued for officers’ and directors’ fees								52,500				52,500
Common stock issued for cash at $0.25 per share, shares		7,730,332
Common stock to be issued for services, shares		210,000
Common stock units to be issued for cash at $0.25								1,706,997				1,706,997
Common stock issued for acquisition of company		2,432,500
Balance at Dec. 31, 2024		$ 77,222	$ 320	$ 211		15,867,685		1,759,497	(6,229,543)	(14,223,419)	(6,229,012)	3,480,985
Balance, shares at Dec. 31, 2024		77,222,388	3,200,000	2,110,122
Balance at Mar. 31, 2024		$ 77,222	$ 60	$ 471		15,867,685			(1,910,196)	(10,828,488)	(1,909,665)	5,116,419
Balance, shares at Mar. 31, 2024		77,222,388	600,000	4,710,122
Accretion of Class A Ordinary Shares to redemption amount					(295,000)				(344,184)		(639,184)
Net loss									475,460	(996,567)	475,460	(996,567)
Capital contribution from Sponsor					295,000						295,000
Balance at Jun. 30, 2024		$ 77,222	$ 60	$ 471		15,867,685			(1,778,920)	(11,825,055)	(1,778,389)	4,119,852
Balance, shares at Jun. 30, 2024		77,222,388	600,000	4,710,122
Accretion of Class A Ordinary Shares to redemption amount					(529,091)				140,043		(389,048)
Net loss									(4,568,210)	(1,604,179)	(4,568,210)	(1,604,179)
Allocation of Polar Capital Investment payable proceeds to equity instrument					409,091						409,091
Capital contribution from Sponsor					120,000						120,000
Conversion of Class B Ordinary Shares to Class A Ordinary Shares			$ 260	$ (260)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares, shares			2,600,000	(2,600,000)
Common stock issued for cash at $0.25 per share								907,083				907,083
Common stock units to be issued for officers’ and directors’ fees								52,500				52,500
Balance at Sep. 30, 2024		$ 77,222	$ 320	$ 211		15,867,685		959,583	(6,207,087)	(13,429,234)	(6,206,556)	3,475,256
Balance, shares at Sep. 30, 2024		77,222,388	3,200,000	2,110,122
Balance at Dec. 31, 2024		$ 77,222	$ 320	$ 211		15,867,685		1,759,497	(6,229,543)	(14,223,419)	(6,229,012)	3,480,985
Balance, shares at Dec. 31, 2024		77,222,388	3,200,000	2,110,122
Accretion of Class A Ordinary Shares to redemption amount									(242,531)		(242,531)
Net loss									(483,071)	(608,710)	(483,071)	(608,710)
Common stock issued for cash at $0.25 per share		7,730				1,699,267		(1,706,997)
Common stock units to be issued for officers’ and directors’ fees		$ 210				52,290		(52,500)
Common stock issued for cash at $0.25 per share, shares		7,730,000
Common stock to be issued for services, shares		210,000
Common stock and warrants issued for cash		$ 4,352				942,208						946,560
Common stock and warrants issued for cash, shares		4,352,000
Balance at Mar. 31, 2025		$ 89,514	$ 320	$ 211		18,561,450			(6,955,145)	(14,832,129)	(6,954,614)	3,818,835
Balance, shares at Mar. 31, 2025		89,514,388	3,200,000	2,110,122
Balance at Dec. 31, 2024		$ 77,222	$ 320	$ 211		15,867,685		1,759,497	(6,229,543)	(14,223,419)	(6,229,012)	3,480,985
Balance, shares at Dec. 31, 2024		77,222,388	3,200,000	2,110,122
Common stock issued for cash at $0.25 per share, shares		7,730,000
Common stock to be issued for services, shares		210,000
Balance at Sep. 30, 2025		$ 89,514	$ 320	$ 211		18,561,450			(9,513,205)	(16,301,540)	(9,512,674)	2,349,424
Balance, shares at Sep. 30, 2025		89,514,388	3,200,000	2,110,122
Balance at Mar. 31, 2025		$ 89,514	$ 320	$ 211		18,561,450			(6,955,145)	(14,832,129)	(6,954,614)	3,818,835
Balance, shares at Mar. 31, 2025		89,514,388	3,200,000	2,110,122
Accretion of Class A Ordinary Shares to redemption amount									(81,044)		(81,044)
Net loss									(414,318)	(379,107)	(414,318)	(379,107)
Balance at Jun. 30, 2025		$ 89,514	$ 320	$ 211		18,561,450			(7,450,507)	(15,211,236)	(7,449,976)	3,439,728
Balance, shares at Jun. 30, 2025		89,514,388	3,200,000	2,110,122
Accretion of Class A Ordinary Shares to redemption amount									(11,298)		(11,298)
Net loss									(2,051,400)	(1,090,305)	(2,051,400)	(1,090,305)
Balance at Sep. 30, 2025		$ 89,514	$ 320	$ 211		$ 18,561,450			$ (9,513,205)	$ (16,301,540)	$ (9,512,674)	$ 2,349,424
Balance, shares at Sep. 30, 2025		89,514,388	3,200,000	2,110,122